Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Schedule of trade, other current receivables and prepayments

	At December 31,
	2023	2022
	$’m	$’m
Trade receivables	181	333
Other receivables and prepayments	140	175
Related party receivables (note 27)	1	1
	322	509

Schedule of movements on the provision for impairment of current trade receivables

	2023	2022
	$'m	$'m
At January 1,	4	7
Provision for receivables impairment	8	4
Receivables written off during the year as uncollectible	(9)	—
Net remeasurement of loss allowance	—	(7)
At December 31,	3	4

Schedule of ageing analysis of trade receivables past due but not impaired

	At December 31,
	2023	2022
	$'m	$'m
Up to three months past due	11	3
Three to six months past due	3	1
Over six months past due	8	7
	22	11